Relationship with Major Customer - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 28, 2012	Dec. 30, 2011
Revenue, Major Customer [Line Items]
Revenues	$ 12,784	$ 11,814	$ 12,317
Host Hotels & Resorts Inc
Revenue, Major Customer [Line Items]
Number of lodging properties operated under long-term agreements of affiliated unconsolidated partnerships	66	124
Revenues	1,957	2,226	2,210
Host Partnerships
Revenue, Major Customer [Line Items]
Number of lodging properties operated under long-term agreements of affiliated unconsolidated partnerships	10	10	5
Revenues	$ 87	$ 75	$ 59